Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2014
Short-term bank loans and other debt [Abstract]
Schedule of Short-Term Loans
	December 31,	December 31,
	2013	2014
	US$	US$

Loan from Bank of Zhengzhou
Due February 21, 2014, at 7.20% per annum*	23,290,525	-
	23,290,525	-

Loan from China Fortune International Trust Co., Ltd
Due February 25, 2015, at 11% per annum	-	40,856,349
	-	40,856,349

Loan from ICBC Credit Suisse Investment Management Co., Ltd.
Due April 3, 2015, at 11% per annum	-	24,513,809
	-	24,513,809

Loan from Bridge Trust Co., Ltd
Due June 24, 2015, at 12.5% per annum	-	32,685,079
	-	32,685,079

Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd.
Due August 12, 2015, at 12% per annum**	-	65,370,159
	-	65,370,159

Loan from The Bank of East Asia
Due February 24, 2015, at 2.80% plus LIBOR***	-	14,971,245
Due February 25, 2015, at 2.60% plus LIBOR***	-	20,353,100
	-	35,324,345

Loan from Bank of China Tokyo Branch
Due May 17, 2015, at 2% plus LIBOR****	-	65,000,000
	-	65,000,000

Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)")
Due February 17, 2015, at 2.1% plus LIBOR*****	-	20,000,000
Due March 2, 2015, at 2% plus LIBOR*****	-	9,700,000
	-	29,700,000

Total short-term bank loans and other debt	23,290,525	293,449,741

*	This loan was paid in full during 2014 at its maturity date.

**
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights with net book value of US$108,269,685.

***
Pursuant to the loan contract with The Bank of East Asia, these two loans from The Bank of East Asia, amounting to US$15.0 million and US$20.4 million, respectively, are denominated in US$ and are secured by the deposits of US$15,808,139 (December 31, 2013: nil) and US$21,511,848 (December 31, 2013: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2014.

****
Pursuant to the loan contract with Bank of China Tokyo Branch , this short-term loan amounting to US$65.0 million, is denominated in US$ and is secured by the deposit of US$69,357,738 (December 31, 2013: nil). This deposit is classified as restricted deposit on the consolidated balance sheets as December 31, 2014.

*****
Pursuant to the loan contract with ICBC (Asia), these two loans from ICBC (Asia), amounting to US$20.0 million and US$9.7 million, respectively, are denominated in US$ and are secured by the deposits of US$21,572,152 (December 31, 2013: nil) and US$10,098,019 (December 31, 2013: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2014.